INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income (loss) before taxes
	Year ended December 31,
	2025	2024	2023

Domestic	$(16,935)	$5,873	$127,535
Foreign	11,961	9,609	7,706

Total	$(4,974)	$15,482	$135,241

Schedule of income taxes
	Year ended December 31,
	2025	2024	2023

Current taxes	$6,152	$5,905	$21,623
Deferred tax benefit	(1,513)	(2,151)	(734)
Taxes in respect of previous years	(1,680)	(886)	(611)

Total	$2,959	$2,868	$20,278

Schedule of income taxes by jurisdiction
	Year ended December 31,
	2025	2024	2023

Domestic	$(392)	$1,058	$19,466
Foreign	3,351	1,810	812

Total	$2,959	$2,868	$20,278

Domestic:
Current taxes	$4,045	$4,205	$21,106
Deferred tax benefit	(3,027)	(2,394)	(1,594)
Taxes in respect of previous years	(1,410)	(753)	(46)

Total - Domestic	$(392)	$1,058	$19,466

Foreign:
Current taxes	$2,107	$1,700	$517
Deferred tax expense	1,514	243	860
Taxes in respect of previous years	(270)	(133)	(565)

Total - Foreign	$3,351	$1,810	$812

Total income tax expense	$2,959	$2,868	$20,278

Schedule of deferred tax assets (liabilities)
	December 31,
	2025	2024
Deferred tax assets:
Net operating loss and other losses carry forwards	$5,572	$10,029
Research and development	4,012	3,504
Share-based compensation	4,734	3,061
Lease liabilities	2,907	3,273
Other temporary differences mainly relating to reserve and allowances	2,160	1,047
Deferred tax assets	$19,385	$20,914

Deferred tax liability:
Right of use assets	$(12,482)	$(2,835)
Intangible assets	(2,207)	(5,886)
Deferred tax liability	$(14,689)	$(8,721)

Valuation allowance	$(2,827)	$(3,676)
Total deferred tax assets, net	$1,869	$8,517

Domestic:
Long term deferred tax asset, net	$2,552	$3,122
	$2,552	$3,122
Foreign:
Long term deferred tax asset (liability), net	$(683)	$5,395
	$(683)	$5,395

Total deferred tax asset, net	$1,869	$8,517

Schedule of the reconciliation of the effective tax rate
	Year ended December 31,
	2025
	$	%
Income before taxes on income	$(4,974)
Statutory tax rate in Israel		23.0
Theoretical tax income	$(1,144)

Foreign tax effects
United States:
Tax adjustment in respect of different tax rate of foreign subsidiaries	(115)	2.3
State and Local tax effect, net of federal income tax effect*	(162)	3.3
Share - based payment awards	1,125	(22.6)
Transfer Pricing Adjustment	619	(12.4)
Welfare Expenses	455	(9.2)
Change in valuation allowance	(541)	10.9
Other	110	(2.2)
Canada:
Share - based payment awards	309	(6.2)
Transfer Pricing Adjustment	(352)	7.1
Tax credits and incentives	(215)	4.3
Withholding Tax	89	(1.8)
Welfare Expenses	57	(1.1)
Change in valuation allowance	(200)	4
Other	13	(0.3)
France:
Tax credits and incentives	899	(18.1)
Change in valuation allowance	(260)	5.2
Other	60	(1.2)

Other foreign jurisdictions:	(21)	0.4

Nontaxable or nondeductible
Share- based payment awards	1,557	(31.3)
Nondeductible Amortization	1,931	(38.8)
Acquisition cost Adjustments	(327)	6.6
Transfer Pricing Adjustment	(349)	7
Tax Interest Income	(155)	3.1
Welfare Expenses	76	(1.5)
Other	(122)	2.5
Changes in valuation allowance	360	(7.2)
Changes in Unrecognized tax benefits**	309	(6.2)
Preferred Tax Benefit Regime***	(1,047)	21
Taxes on income	$2,959	(59.5)

*** Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$0.25
Diluted	$0.25

*State and Local Income Taxes: The majority (greater than 50 percent) of the state and local tax effect in the United States is attributable to taxes imposed by the State of California.

**Unrecognized Tax Benefits: Reconciling items presented in the "Changes in unrecognized tax benefits" category are disclosed on an aggregated basis for all jurisdictions. This line item includes changes in judgment related to tax positions taken in prior years as well as unrecognized tax benefits recorded for positions taken in the current reporting period.

***Preferred Tax Benefit Regime (Israel): This item reflects tax benefits derived from the company’s status under the Israeli Law for the Encouragement of Capital Investments, which grants reduced corporate tax rates for "Preferred Technology Enterprises".
	Year ended December 31,
	2024	2023

Income before taxes on income	$15,482	$135,241
Statutory tax rate in Israel	23.0%	23.0%
Theoretical tax expense	$3,561	$31,105

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(2,415)	(15,753)
Non-deductible expenses	1,395	928
Tax adjustment in respect of different tax rate of foreign subsidiaries	741	407
Deferred taxes related to prior years	27	667
Previous years taxes	1,291	42
Change in valuation allowance	(319)	(340)
Change in unrecognized tax benefits	(1,422)	3,319
Other	9	(97)

Taxes on income	$2,868	$20,278

* Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$0.05	$0.33
Diluted	$0.05	$0.31

Schedule of cash paid for income taxes, net of refunds received, by jurisdiction
Cash paid during the year for:
Federal income taxes paid, net in the US	$3,456
State income taxes paid, net in the US	1,445
Income taxes paid, net in Israel	3,195
Income taxes paid, net in other jurisdictions	253
Total tax paid	$8,349

Schedule of unrecognized tax benefits
	December 31,
	2025	2024

Balance at the beginning of the year	$9,795	$12,722
Increase related to prior year tax positions	12	38
Decrease related to prior year tax positions	(1,665)	(3,690)
Increase related to current year tax positions	1,969	725
Decrease related to current year tax positions	(7)	-

Balance at the end of the year	$10,104	$9,795